Document And Entity Information	12 Months Ended
Sep. 30, 2021 shares
Document Information Line Items
Entity Registrant Name	Huadi International Group Co., Ltd.
Trading Symbol	HUDI
Document Type	20-F/A
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	13,127,000
Amendment Flag	true
Amendment Description	Huadi International Group Co., Ltd. is filing this Amendment No. 1 to Form 20-F (the “Amendment No. 1”) to our annual report on Form 20-F for the year ended September 30, 2021, filed with the Securities and Exchange Commission on February 2, 2022 (the “Original Filings”), to update the information regarding the Company’s unique risks with operations conducted by our subsidiaries based in China, in which the Consolidated Statements of Operations Information in Item 3 has been adjusted, and the amount of cash flows and transfers of other assets by type that have occurred between the holding company and its subsidiaries, and direction of transfer has been included. As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, new certifications by our chief executive officer and chief financial officer are being filed as exhibits to this Amendment No. 1.This Amendment No. 1 speaks as of the filing date of the Original Filings. Other than as set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Filings, or reflect any events that have occurred since the date thereof.
Entity Central Index Key	0001791725
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38146
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1688 Tianzhong Street
Entity Address, Address Line Two	Longwan District
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
Title of 12(b) Security	Ordinary shares, par value 0.0002 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	No. 1688 Tianzhong Street
Entity Address, Address Line Two	Longwan District
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
Contact Personnel Name	Huisen Wang
City Area Code	+86
Local Phone Number	057786598888
Contact Personnel Email Address	Huadi@huadigroup.com